Goodwill	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Nine Months Ended	Year Ended
	September 30, 2022	December 31, 2021
	(in thousands)
Opening balance	$9,037,931	$936,257
Current period acquisitions (Note 7)	—	8,120,006
Prior period acquisitions (Note 7)	(35,692)	—
Foreign exchange movement	(59,714)	(18,332)

Closing balance	$8,942,525	$9,037,931
There are no accumulated impairment charges as of September 30, 2022 and December 31, 2021.